SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		3 Months Ended		12 Months Ended
	Jun. 12, 2024 USD ($)	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Marketing costs		$ 61,000	$ 34,000	$ 100,000	$ 121,000
Number of reportable segments | Segment		1		1
Goodwill and other intangible assets impairment		$ 0		$ 0
Unrecognized Tax Benefits		$ 0
Asset Purchase Agreement [Member] | Jiyuck Hwang [Member]
Property, Plant and Equipment [Line Items]
Business combination, consideration transferred	$ 3,600,000
Asset Purchase Agreement [Member] | Jiyuck Hwang [Member] | Restaurant Entities [Member] | Promissory Note [Member]
Property, Plant and Equipment [Line Items]
Notes issued for acquisition	600,000
Asset Purchase Agreement [Member] | Jiyuck Hwang [Member] | Restaurant Entities [Member] | Convertible Note [Member]
Property, Plant and Equipment [Line Items]
Notes issued for acquisition	1,200,000
Asset Purchase Agreement [Member] | Jiyuck Hwang [Member] | Restaurant Entities [Member] | Cash [Member]
Property, Plant and Equipment [Line Items]
Cash paid for acquisition	$ 1,800,000